Financial instruments - Yield curves (Details)	Dec. 31, 2024
Term, 1 month
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	8.46%
Term, 1 month | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	12.15%
Term, 1 month | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	4.33%
Term, 6 months
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	6.37%
Term, 6 months | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	14.19%
Term, 6 months | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	4.25%
Term, 1 year
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	6.41%
Term, 1 year | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	15.41%
Term, 1 year | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	4.17%
Term, 2 year
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	6.29%
Term, 2 year | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	15.94%
Term, 2 year | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	4.16%
Term, 3 year
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	6.22%
Term, 3 year | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	15.89%
Term, 3 year | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	4.21%
Term, 5 year
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	6.41%
Term, 5 year | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	15.60%
Term, 5 year | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	4.36%
Term, 10 year
Disclosure of detailed information about financial instruments [line items]
Dollar Coupon	7.31%
Term, 10 year | Brazil, Brazil Real
Disclosure of detailed information about financial instruments [line items]
Yeld curves	14.96%
Term, 10 year | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Yeld curves	4.88%